Equity (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Subscribed and fully paid share capital	$ 107,101	$ 7,442,454,142
Shares held in treasury	$ 2	2
Shares held in common stock	222,760
Shares held in preferred stock	72,909
Other current liabilities	$ 2,825	3,001
Petrobras Devidends [Member]
IfrsStatementLineItems [Line Items]
Other current liabilities	$ 300	$ 241
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	5,602,042,788